UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  2800 Quarry Lake Drive
Suite 220
  Baltimore, MD 21209



Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Baltimore, MD                   09/30/2008

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   56

Form 13F Information Table Value Total:  $241,695

                                         (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None











Form 13F Information Table





















Title

Value


Investment
Other
Voting Authority
Name of Issuer
of Class
CUSIP
(x$1000)
Shares
SH/PRN
Discretion
Managers
Sole
Shared
None
Home Depot
COM
437076102
27,217.53
1051276
 SH
 Sole
 N/A
27,217.53
0
0
Berkshire Hathaway - Class B
COM
084670207
19,166.60
4361
 SH
 Sole
 N/A
19,166.60
0
0
Microsoft
COM
594918104
18,292.80
685380
 SH
 Sole
 N/A
18,292.80
0
0
Legg Mason
COM
524901105
17,047.85
447920
 SH
 Sole
 N/A
17,047.85
0
0
Wellpoint
COM
94973V107
15,997.82
342053
 SH
 Sole
 N/A
15,997.82
0
0
Corporate Executive Board
COM
21988R102
14,121.77
451897
 SH
 Sole
 N/A
14,121.77
0
0
American Express
COM
025816109
13,905.44
392476
 SH
 Sole
 N/A
13,905.44
0
0
Sanofi-Aventis
COM
80105N105
13,804.24
419965
 SH
 Sole
 N/A
13,804.24
0
0
Pfizer
COM
717081103
12,737.66
690763
 SH
 Sole
 N/A
12,737.66
0
0
Canadian Natural Resources
COM
136385101
12,262.51
179119
 SH
 Sole
 N/A
12,262.51
0
0
Harley Davidson
COM
412822108
11,313.53
303312
 SH
 Sole
 N/A
11,313.53
0
0
Maxim Integrated Products
COM
57772K101
9,879.81
545846
 SH
 Sole
 N/A
9,879.81
0
0
Sears Holdings
COM
812350106
8,976.65
96007
 SH
 Sole
 N/A
8,976.65
0
0
Accenture
COM
G1150G111
8,369.80
220258
 SH
 Sole
 N/A
8,369.80
0
0
Ebay
COM
278642103
8,100.55
361955
 SH
 Sole
 N/A
8,100.55
0
0
CarMax
COM
143130102
7,579.18
541370
 SH
 Sole
 N/A
7,579.18
0
0
USG
COM
903293405
7,493.32
292708
 SH
 Sole
 N/A
7,493.32
0
0
Contango Oil & Gas
COM
21075N204
3,989.07
73899
 SH
 Sole
 N/A
3,989.07
0
0
Pioneer Natural Resources
COM
723787107
3,522.73
67382
 SH
 Sole
 N/A
3,522.73
0
0
Dell
COM
24702R101
1,746.14
105955
 SH
 Sole
 N/A
1,746.14
0
0
Wal-Mart Stores
COM
931142103
1,281.41
21396
 SH
 Sole
 N/A
1,281.41
0
0
Covidien
COM
G2552X108
834.13
15516
 SH
 Sole
 N/A
834.13
0
0
iShares MSCI EAFE Index
COM
464287465
644.75
11452
 SH
 Sole
 N/A
644.75
0
0
B P Prudhoe Bay Royalty Trust
COM
055630107
567.12
6100
 SH
 Sole
 N/A
567.12
0
0
Chevron
COM
166764100
416.19
5046
 SH
 Sole
 N/A
416.19
0
0
Cisco Systems
COM
17275R102
368.73
16345
 SH
 Sole
 N/A
368.73
0
0
Exxon Mobil
COM
30231G102
332.65
4283
 SH
 Sole
 N/A
332.65
0
0
Bio Rad Labs A
COM
090572207
322.14
3250
 SH
 Sole
 N/A
322.14
0
0
Johnson & Johnson
COM
478160104
279.85
4039
 SH
 Sole
 N/A
279.85
0
0
SPDE Gold Shares
COM
863307104
263.72
3100
 SH
 Sole
 N/A
263.72
0
0
Pepsico
COM
713448108
259.14
3636
 SH
 Sole
 N/A
259.14
0
0
Lowe's Companies
COM
548661107
251.14
10601
 SH
 Sole
 N/A
251.14
0
0
Bank of America
COM
060505104
206.96
5913
 SH
 Sole
 N/A
206.96
0
0
Paychest
COM
704289107
1.00
10000000
 SH
 Sole
 N/A
1.00
0
0
Western Pacific Minerals
COM
959140104
1.00
10000000
 SH
 Sole
 N/A
1.00
0
0
Xxstream Entertainment
COM
98416T108
0
5000000
 SH
 Sole
 N/A
0
0
0
Wallstreet Secs
COM
93265W104
0.101
1010000
 SH
 Sole
 N/A
0.101
0
0
Emerging Creative Media
COM
29100L101
0.03
300000
 SH
 Sole
 N/A
0.03
0
0
Spooz
COM
84915Q100
0.096
160000
 SH
 Sole
 N/A
0.096
0
0
Sedona
COM
815677109
15.92
132700
 SH
 Sole
 N/A
15.92
0
0
Golden Eagle International
COM
380961102
0.4
100000
 SH
 Sole
 N/A
0.4
0
0
Carloco Pictures
COM
143763100
0.005
50000
 SH
 Sole
 N/A
0.005
0
0
Lafayette Mining
COM
Q5430J109
0.45
45000
 SH
 Sole
 N/A
0.45
0
0
Electonic Sensor Technology
COM
285835104
0.909
30300
 SH
 Sole
 N/A
0.909
0
0
Gemini Explorations
COM
368657300
0.195
30000
 SH
 Sole
 N/A
0.195
0
0
Minrad International
COM
60443P103
19.25
17500
 SH
 Sole
 N/A
19.25
0
0
Advisors Disciplined Tr UIT
COM
00767D344
97.60
16000
 SH
 Sole
 N/A
97.60
0
0
Mirant Corp Escrow
COM
604675991
0
13257
 SH
 Sole
 N/A
0
0
0
Yip's Chemical
COM
G9842Z116
3.80
10000
 SH
 Sole
 N/A
3.80
0
0
Caledonia Mining
COM
12932K103
0.99
10000
 SH
 Sole
 N/A
0.99
0
0
 Hard to Treat Diseases
COM
41164A103
0
150000
 SH
 Sole
 N/A
0
0
0
 Emerging Creative Media
COM
29100L101
0
300000
 SH
 Sole
 N/A
0
0
0
 Carloco Pictures
COM
143763100
0
50000
 SH
 Sole
 N/A
0
0
0
 Mirant Corp Escrow
COM
604675991
0
11000
 SH
 Sole
 N/A
0
0
0
 Roanoke Technology
COM
770035202
0
100000
 SH
 Sole
 N/A
0
0
0
 Xxstream Entertainment
COM
98416T108
0
5000000
 SH
 Sole
 N/A
0
0
0